NOTE 5 – STOCKHOLDERS’ EQUITY	2 Months Ended
Apr. 30, 2026
Equity [Abstract]
NOTE 5 – STOCKHOLDERS’ EQUITY

NOTE 5 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue:

•	65,000,000 shares of common stock, par value $0.001 per share; and
•	10,000,000 shares of preferred stock, par value $0.001 per share.

As of April 30, 2026, there were 10,233,990 shares of common stock issued and outstanding and no shares of preferred stock issued and outstanding.

Issuance of Common Stock

From February 24, 2026 through April 30, 2026, the Company issued an aggregate of 10,233,990 shares of common stock for gross cash proceeds of $133,414.